Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Accounts receivable, related parties	$ 116,995	$ 43,477	$ 239,468
Prepaid assets, related parties	1,957,201	1,813,904	298,383
Deposit assets, related parties	1,607,955	1,596,075	526,101
Accounts payable, related parties	$ 3,629	17,789	87,469
Customer advances related parties			$ 15,011
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	15,655,038	15,655,038	15,655,038
Common stock, shares outstanding	15,655,038	15,655,038	15,655,038